Schedule of Investments(a)
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.54%
Aerospace & Defense–1.69%
RTX Corp.	233,166	$41,890,604
Textron, Inc.	339,257	31,130,222
		73,020,826
Air Freight & Logistics–1.85%
FedEx Corp.	195,190	80,369,483
Asset Management & Custody Banks–1.07%
KKR & Co., Inc., Class A	485,462	46,575,224
Automobile Manufacturers–1.29%
General Motors Co.	670,595	55,820,328
Biotechnology–0.93%
Regeneron Pharmaceuticals, Inc.	65,207	40,087,959
Broadline Retail–3.65%
Amazon.com, Inc.(b)	584,249	158,121,149
Building Products–2.22%
Johnson Controls International PLC	717,870	96,237,652
Communications Equipment–1.67%
Cisco Systems, Inc.	599,558	72,198,774
Consumer Finance–0.79%
Capital One Financial Corp.	181,703	34,147,445
Diversified Banks–7.02%
Bank of America Corp.	2,223,645	114,740,081
PNC Financial Services Group, Inc. (The)	279,857	61,881,980
Wells Fargo & Co.	1,648,231	127,803,832
		304,425,893
Electric Utilities–2.97%
American Electric Power Co., Inc.	281,948	35,714,353
FirstEnergy Corp.(c)	594,340	27,571,433
PPL Corp.	1,851,113	65,510,889
		128,796,675
Electrical Components & Equipment–2.31%
Emerson Electric Co.(c)	340,055	48,906,710
Vertiv Holdings Co., Class A	161,844	51,095,769
		100,002,479
Electronic Components–1.90%
Coherent Corp.(b)	227,197	82,124,900
Fertilizers & Agricultural Chemicals–0.82%
Corteva, Inc.	454,581	35,584,601
Food Distributors–3.25%
Sysco Corp.	889,744	67,451,493
US Foods Holding Corp.(b)(c)	897,639	73,471,752
		140,923,245
Health Care Equipment–2.14%
Becton, Dickinson and Co.	280,244	41,229,497
Shares		Value
Health Care Equipment–(continued)
Medtronic PLC	697,471	$51,480,335
		92,709,832
Health Care REITs–0.71%
Alexandria Real Estate Equities, Inc.	615,814	30,593,640
Health Care Services–1.54%
CVS Health Corp.	735,487	66,914,607
Hotels, Resorts & Cruise Lines–0.76%
Booking Holdings, Inc.	197,905	33,135,234
Industrial Machinery & Supplies & Components–2.78%
Fortive Corp.(c)	850,324	49,590,895
Parker-Hannifin Corp.	83,771	70,755,500
		120,346,395
Insurance Brokers–1.43%
Willis Towers Watson PLC	248,729	62,100,169
Integrated Oil & Gas–4.67%
Chevron Corp.	364,635	66,531,302
Exxon Mobil Corp.	293,087	42,573,818
Occidental Petroleum Corp.	884,646	50,097,503
Shell PLC (United Kingdom)	1,027,862	43,432,669
		202,635,292
Interactive Media & Services–4.36%
Alphabet, Inc., Class A (Acquired 05/31/2023-03/17/2026; Cost $53,158,121)(d)	352,316	133,999,868
Meta Platforms, Inc., Class A	87,163	55,131,469
		189,131,337
Investment Banking & Brokerage–2.89%
Charles Schwab Corp. (The)	909,469	79,442,117
Goldman Sachs Group, Inc. (The)	44,501	45,638,446
		125,080,563
IT Consulting & Other Services–0.80%
Cognizant Technology Solutions Corp., Class A	622,961	34,733,191
Life Sciences Tools & Services–1.52%
IQVIA Holdings, Inc.(b)	161,959	29,510,549
Thermo Fisher Scientific, Inc.	73,700	36,297,987
		65,808,536
Managed Health Care–2.50%
Elevance Health, Inc.	107,455	42,250,231
UnitedHealth Group, Inc.	173,835	66,111,189
		108,361,420
Movies & Entertainment–1.75%
Walt Disney Co. (The)	746,724	76,038,905
Multi-Utilities–1.02%
Sempra	496,909	44,289,499
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Oil & Gas Equipment & Services–1.28%
SLB Ltd.	1,016,802	$55,466,549
Oil & Gas Exploration & Production–1.95%
ConocoPhillips	743,091	84,697,512
Personal Care Products–1.53%
Estee Lauder Cos., Inc. (The), Class A	745,994	66,356,166
Pharmaceuticals–5.76%
Bristol-Myers Squibb Co.	771,740	44,128,093
Johnson & Johnson	342,848	77,253,940
Merck & Co., Inc.	686,097	81,453,436
Sanofi S.A.	534,103	46,818,994
		249,654,463
Property & Casualty Insurance–0.99%
American International Group, Inc.	580,341	43,078,712
Rail Transportation–0.71%
Norfolk Southern Corp.	101,529	30,962,284
Real Estate Services–1.41%
CBRE Group, Inc., Class A(b)	487,324	60,934,993
Regional Banks–2.11%
Citizens Financial Group, Inc.	1,472,137	91,655,250
Restaurants–1.26%
Starbucks Corp.(c)	549,665	54,504,781
Semiconductor Materials & Equipment–2.24%
Lam Research Corp.	176,787	56,250,088
Qnity Electronics, Inc.	262,196	40,902,576
		97,152,664
Semiconductors–6.19%
Microchip Technology, Inc.	1,061,428	100,464,160
NVIDIA Corp.	469,728	99,178,370
NXP Semiconductors N.V. (Netherlands)	214,218	68,838,954
		268,481,484
Specialty Chemicals–1.61%
DuPont de Nemours, Inc.(c)	719,661	34,845,986
PPG Industries, Inc.	310,308	35,058,598
		69,904,584
Shares		Value
Systems Software–3.09%
Microsoft Corp.	297,934	$134,141,804
Tobacco–2.67%
Philip Morris International, Inc. (Switzerland)	652,195	115,686,349
Trading Companies & Distributors–2.05%
Ferguson Enterprises, Inc.(c)	201,831	45,607,751
Sunbelt Rentals Holdings, Inc.	556,147	43,407,273
		89,015,024
Transaction & Payment Processing Services–0.29%
Fidelity National Information Services, Inc.	287,040	12,339,850
Wireless Telecommunication Services–1.10%
T-Mobile US, Inc.	253,057	47,455,779
Total Common Stocks & Other Equity Interests (Cost $2,663,187,307)		4,271,803,501
Money Market Funds–1.77%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f)	26,942,941	26,942,941
Invesco Treasury Portfolio, Institutional Class, 3.52%(e)(f)	50,037,650	50,037,650
Total Money Market Funds (Cost $76,980,591)		76,980,591
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.31% (Cost $2,740,167,898)		4,348,784,092
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.59%
Invesco Private Government Fund, 3.58%(e)(f)(g)	7,092,468	7,092,468
Invesco Private Prime Fund, 3.75%(e)(f)(g)	18,394,447	18,398,126
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,490,594)		25,490,594
TOTAL INVESTMENTS IN SECURITIES–100.90% (Cost $2,765,658,492)		4,374,274,686
OTHER ASSETS LESS LIABILITIES—(0.90)%		(39,019,218)
NET ASSETS–100.00%		$4,335,255,468
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Restricted security. The value of this security at May 31, 2026 represented 3.09% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$44,655,894	$123,410,969	$(141,123,922)	$-	$-	$26,942,941	$819,137
Invesco Treasury Portfolio, Institutional Class	82,933,133	229,191,800	(262,087,283)	-	-	50,037,650	1,503,824
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,427,153	306,576,623	(309,911,308)	-	-	7,092,468	174,140*
Invesco Private Prime Fund	26,811,519	722,104,033	(730,497,715)	-	(19,711)	18,398,126	470,601*
Total	$164,827,699	$1,381,283,425	$(1,443,620,228)	$-	$(19,711)	$102,471,185	$2,967,702

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2026	Bank of New York Mellon (The)	USD	645,427	EUR	552,797	$144
06/30/2026	Bank of New York Mellon (The)	USD	771,943	GBP	574,318	1,451
06/30/2026	State Street Bank & Trust Co.	USD	460,725	GBP	343,049	1,236
Subtotal—Appreciation						2,831
Currency Risk
06/30/2026	State Street Bank & Trust Co.	EUR	30,712,258	USD	35,772,996	(93,626)
06/30/2026	State Street Bank & Trust Co.	GBP	24,969,338	USD	33,576,763	(47,724)
Subtotal—Depreciation						(141,350)
Total Forward Foreign Currency Contracts						$(138,519)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,181,551,838	$90,251,663	$—	$4,271,803,501
Money Market Funds	76,980,591	25,490,594	—	102,471,185
Total Investments in Securities	4,258,532,429	115,742,257	—	4,374,274,686
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,831	—	2,831
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(141,350)	—	(141,350)
Total Other Investments	—	(138,519)	—	(138,519)
Total Investments	$4,258,532,429	$115,603,738	$—	$4,374,136,167

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund